MORGAN STANLEY DEAN WITTER
QUALITY MUNICIPAL INCOME TRUST                           Two World Trade Center,
LETTER TO THE SHAREHOLDERS April 30, 1999               New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Quality Municipal Income Trust (IQI) for the period ended April 30, 1999.

The financial markets have begun to recover from last year's global economic difficulties. The turmoil which included the Asian crisis, the Russian debt default and the rescue of a major U.S. hedge fund has given way to more normal financial conditions. The major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75 basis point reduction in the federal-funds rate during the fourth quarter of 1998.

International economic problems precipitated a "flight to quality" rally in fixed income securities and U.S. Treasury yields reached 30-year lows in October 1998. As the world markets recovered, foreign investors repatriated funds and Treasury yields began to rise. Interest rates also rose in response to the surprisingly robust domestic economic growth reported over the second half of 1998. The bond market became concerned that the central bank might become more restrictive by taking back some of the liquidity provided during the crisis.

MUNICIPAL MARKET CONDITIONS

During 1998, municipal yields were less volatile than Treasury yields. This pattern of stability continued into 1999. Long-term insured index yields stood at 5.25 percent at the end of April, only 20 basis points higher than their October 1998 levels. In contrast, Treasury bond yields rose 50 basis points from 5.15 to 5.65 percent. During the past six months, the yield pick up for extending tax-exempt maturities from one to 30 years averaged 225 basis points.

The modest rally of municipals during 1998 created a favorable relative value relationship to Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent by December. The higher the ratio, the more attractive municipals are relative to Treasuries. Municipals have outperformed Treasuries this year and the ratio declined to 92 percent by April. The high-to-low annual range of municipal/Treasury yields for the past five years has averaged 93 to 84 percent.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued


In addition to lagging 1998's Treasury rally, municipals also experienced a glut of new-issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record. Issuers actively refinanced at lower interest rates and refundings were 29 percent of the total volume. This year's rise in interest rates has reduced the amount of refunding activity. Refunding volume was down 42 percent in the first four months of 1999 while total underwriting declined 22 percent.

PERFORMANCE

The Trust's net asset value (NAV) decreased from $16.26 to $16.00 per share for the six-month period ended April 30, 1999. Based on this change plus reinvestment of tax-free dividends totaling $0.465 per share and a long-term capital gains distribution of $0.04722 per share paid on December 18, 1998, the Trust's total NAV return was 1.71 percent. IQI's value on the New York Stock Exchange decreased from $15.75 per share to $15.125 per share during the same period. Based on this change plus reinvestment of tax-free dividends and a long-term capital gains distribution, IQI's total market return was -- 0.80 percent. As of April 30, 1999, IQI's share price was a 5.47 percent discount to its NAV.

                                  [LINE CHART]

                          30-Year Bond Yields 1994-1999

                DATE          AAA INS        TSY       % RELATIONSHIP

              12/31/93         5.40%         6.34%         85.17%
              01/31/94         5.40          6.24          86.54%
              02/28/94         5.80          6.66          87.09%
              03/31/94         6.40          7.09          90.27%
              04/29/94         6.35          7.32          86.75%
              05/31/94         6.25          7.43          84.12%
              06/30/94         6.50          7.61          85.41%
              07/29/94         6.25          7.39          84.57%
              08/31/94         6.30          7.45          84.56%
              09/30/94         6.55          7.81          83.87%
              10/31/94         6.75          7.96          84.80%
              11/30/94         7.00          8.00          87.50%
              12/30/94         6.75          7.88          85.66%
              01/31/95         6.40          7.70          83.12%
              02/28/95         6.15          7.44          82.66%
              03/31/95         6.15          7.43          82.77%
              04/28/95         6.20          7.34          84.47%
              05/31/95         5.80          6.66          87.09%
              06/30/95         6.10          6.62          92.15%
              07/31/95         6.10          6.86          88.92%
              08/31/95         6.00          6.66          90.09%
              09/29/95         5.95          6.48          91.82%
              10/31/95         5.75          6.33          90.84%
              11/30/95         5.50          6.14          89.58%
              12/29/95         5.35          5.94          90.07%
              01/31/96         5.40          6.03          89.55%
              02/29/96         5.60          6.46          86.69%
              03/29/96         5.85          6.66          87.84%
              04/30/96         5.95          6.89          86.36%
              05/31/96         6.05          6.99          86.55%
              06/28/96         5.90          6.89          85.63%
              07/31/96         5.85          6.97          83.93%
              08/30/96         5.90          7.11          82.98%
              09/30/96         5.70          6.93          82.25%
              10/31/96         5.65          6.64          85.09%
              11/29/96         5.50          6.35          86.61%
              12/31/96         5.60          6.63          84.46%
              01/31/97         5.70          6.79          83.95%
              02/28/97         5.65          6.80          83.09%
              03/31/97         5.90          7.10          83.10%
              04/30/97         5.75          6.94          82.85%
              05/30/97         5.65          6.91          81.77%
              06/30/97         5.60          6.78          82.60%
              07/30/97         5.30          6.30          84.13%
              08/31/97         5.50          6.61          83.21%
              09/30/97         5.40          6.40          84.38%
              10/31/97         5.35          6.15          86.99%
              11/30/97         5.30          6.05          87.60%
              12/31/97         5.15          5.92          86.99%
              01/31/98         5.15          5.80          88.79%
              02/28/98         5.20          5.92          87.84%
              03/31/98         5.25          5.93          88.53%
              04/30/98         5.35          5.95          89.92%
              05/29/98         5.20          5.80          89.66%
              06/30/98         5.20          5.65          92.04%
              07/31/98         5.18          5.71          90.72%
              08/31/98         5.03          5.27          95.45%
              09/30/98         4.95          5.00          99.00%
              10/31/98         5.05          5.16          97.87%
              11/30/98         5.00          5.06          98.81%
              12/31/98         5.05          5.10          99.02%
              01/31/99         5.00          5.09          98.23%
              02/28/99         5.10          5.58          91.40%
              03/31/99         5.15          5.63          91.47%
              04/30/99         5.20          5.66          91.87%

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued

[BAR CHART]

LARGEST SECTORS AS OF APRIL 30, 1999
(% OF NET ASSETS)

Refunded            26%
General Obligation  14%
Mortgage            10%
Hospital             9%
Transportation       8%
Water & Sewer        8%
IDR/PCR*             8%
Electric             7%

*Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.

[PIE CHART]

CREDIT RATINGS AS OF APRIL 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA          51%
Aa or AA            29%
A or A              17%
Baa or BBB           3%

As measured by Moody's Investors Service, Inc.
or Standard & Poor's Corp.

Portfolio structure is subject to change.

[BAR GRAPH]

CALL STRUCTURE AS OF APRIL 30, 1999                    WEIGHTED AVERAGE
(% OF TOTAL LONG-TERM PORTFOLIO)                       CALL PROTECTION: 4 YEARS
PERCENT CALLABLE

1999      2%
2000      0%
2001     11%
2002     56%
2003     13%
2004      0%
2005      1%
2006      0%
2007      1%
2008      4%
2009     10%
2010+     2%

Years Bonds Callable

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued


Monthly dividends for the second quarter of 1999 remained $0.0775 per share. The Trust's level of undistributed net investment income remained unchanged at $0.086 per share.

PORTFOLIO STRUCTURE

The Trust's investments were diversified among 14 long-term sectors and 76 credits. At the end of April, the portfolio's average maturity was 14 years. Portfolio duration, a measure of sensitivity to interest-rate changes, was 4.6 years. Issues in the refunded bond category comprised 26 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. The accompanying charts provide current information on the portfolio's call structure, largest sectors and mix of credit ratings.

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and the ARPS expenses (ARPS auction rate and expenses). The greater the spread and the larger the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

During this six-month period, ARPS leverage contributed approximately $0.06 per share to common share earnings. Weekly ARPS yields ranged between 2.70 and
4.875 percent. Five ARPS series totaling $208 million represented 28 percent of net assets.

ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

LOOKING AHEAD

The combination of a flight to quality and the flood of new municipal issues made the municipal-to-Treasury yield relationship more favorable late last year than it had been in the previous 10 years. Although municipals have thus far outperformed Treasuries in 1999, we believe that municipals still offer investors considerable value versus their historical relationship to Treasuries.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued


addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Trust's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We appreciate your ongoing support of Morgan Stanley Dean Witter Quality Municipal Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.8%)
            General Obligation (13.8%)
 $  4,000   Denver City & County School Dist No 1, Colorado, Ser 1999 (FGIC) ................ 5.25%    12/01/16    $  4,134,000
   10,000   Florida Board of Education, Cap Outlay Refg 1998 Ser D .......................... 4.50     06/01/24       9,076,900
            Hawaii,
    5,000    1992 Ser BZ .................................................................... 6.00     10/01/10       5,592,600
    8,000    1992 Ser BZ .................................................................... 6.00     10/01/11       8,969,680
    4,000   Cook County, Illinois, Ser 1992 C (FGIC) ........................................ 6.00     11/15/09       4,495,600
            New York City, New York,
      115    1993 Ser B ..................................................................... 7.00     10/01/11         127,269
       50    1993 Ser B ..................................................................... 7.00     10/01/13          55,352
      125    1993 Ser B ..................................................................... 7.00     10/01/14         138,379
      145    1993 Ser B ..................................................................... 6.75     10/01/15         159,617
    2,030    1992 Ser B ..................................................................... 7.00     02/01/20       2,205,514
   15,000   North Carolina, Public School Building Ser 1999 ................................. 4.60     04/01/17      14,432,100
   10,000   South-Western City School District, Ohio, Ser 1999 (AMBAC) ...................... 4.75     12/01/19       9,568,900
   14,000   South Carolina, State Highway Ser 1999 A ........................................ 4.60     05/01/18      13,400,940
    5,000   Houston Independent School District, Texas, Refg Ser 1999 A ..................... 5.25     02/15/18       5,083,850
    9,035   San Antonio, Texas, Refg Ser 1992 ............................................... 5.75     08/01/13       9,520,631
   15,000   Washington, Ser 1993 A .......................................................... 5.75     10/01/17      15,643,200
 --------                                                                                                          ------------
  101,500                                                                                                           102,604,532
 --------                                                                                                          ------------
            Educational Facilities Revenue (1.8%)
    2,500   University of Illinois, Auxiliary Ser 1991 ...................................... 5.75     04/01/22       2,621,075
    4,230   New Jersey Educational Facilities Authority, Princeton University Ser 1999 A      4.75     07/01/25       4,058,431
            Scranton-Lackawanna Health & Welfare Authority, Pennsylvania,
    3,000    University of Scranton 1992 Ser A .............................................. 6.40     03/01/07       3,233,460
    3,300    University of Scranton 1992 Ser A .............................................. 6.50     03/01/13       3,509,946
 --------                                                                                                          ------------
   13,030                                                                                                            13,422,912
 --------                                                                                                          ------------
            Electric Revenue (6.8%)
    9,500   Orlando Utilities Commission, Florida, Ser 1991 A ............................... 5.50     10/01/26       9,688,955
   10,000   Municipal Electric Authority of Georgia, Power 1992 Ser B
            (Secondary MBIA) ................................................................ 6.375    01/01/16      10,946,600
    5,000   Hastings, Nebraska, Refg Ser 1992 ............................................... 6.30     01/01/19       5,380,550
   10,000   Hamilton!, Ohio, Refg 1992 Ser A (FGIC) ......................................... 6.00     10/15/23      10,820,900
    3,000   Philadelphia, Pennsylvania, Gas Works First Ser 1998 B (FSA) .................... 5.00     07/01/28       2,914,590
            Grant County Public Utility District #2, Washington,
    8,220    Priest Rapids Hydro Second Ser 1992 A .......................................... 5.00     01/01/23       7,899,749
    2,645    Wanapum Hydro Second Ser 1992 B (AMT) .......................................... 6.75     01/01/23       2,830,203
 --------                                                                                                          ------------
   48,365                                                                                                            50,481,547
 --------                                                                                                          ------------
            Hospital Revenue (8.5%)
    5,000   Birmingham-Carraway Special Care Facilities Financing Authority, Alabama,
            Carraway Methodist Health Ser 1995 A (Connie Lee) ............................... 5.875    08/15/15       5,311,000
    2,500   Fulco Hospital Authority, Georgia, Catholic Health East Ser 1998 A (MBIA) ....... 4.875    11/15/18       2,401,000

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                                   COUPON     MATURITY
 THOUSANDS                                                                                    RATE        DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
 $  9,250   Massachusetts Health & Educational Facilities Authority, Massachusetts
             General Hospital Ser F (AMBAC) ................................................. 6.00%    07/01/15    $ 10,189,245
   10,000   Missouri Health & Educational Facilities Authority, Health Midwest
             Ser 1992 B (MBIA) .............................................................. 6.25     02/15/22      10,758,800
    5,000   New York State Dormitory Authority, Long Island Jewish Medical Center
             Ser 1998 (MBIA) ................................................................ 5.00     07/01/18       4,951,000
   10,000   New York State Medical Care Facilities Finance Agency, The Mount Sinai
             Hospital -- FHA Insured Mortgage 1992 Ser C .................................... 5.75     08/15/19      10,391,200
    4,500   Cuyahoga County, Ohio, Cleveland Clinic Foundation Refg Ser 1992 ................ 5.50     11/15/11       4,680,405
    5,000   Dauphin County General Authority, Pennsylvania, HAPSO Group Inc/
             The Western Pennsylvania Hospital Refg 1992 Ser A (MBIA) ....................... 6.25     07/01/16       5,414,950
    3,000   Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania,
             Chestnut Hill Hospital Ser of 1992 ............................................. 6.375    11/15/11       3,159,630
    5,000   South Dakota Health & Educational Facilities Authority, Queen of Peace
 --------   Hospital Ser 1992 (MBIA) ........................................................ 6.70     07/01/17       5,465,550
                                                                                                                   ------------
   59,250                                                                                                            62,722,780
 --------                                                                                                          ------------
            Industrial Development/Pollution Control Revenue (7.5%)
    6,000   California Pollution Control Financing Authority, Keller Canyon Landfill
             Co/Browning-Ferris Industries Inc Ser 1992 (AMT) ............................... 6.875    11/01/27       6,339,180
    5,000   Citrus County, Florida, Florida Power Corp Refg Ser 1992 B ...................... 6.35     02/01/22       5,399,500
    5,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMT) (MBIA) ............ 6.65     06/01/17       5,495,100
   15,000   Berkeley County, South Carolina, South Carolina Electric & Gas Co Ser 1984 ...... 6.50     10/01/14      16,392,150
   10,000   Brazos River Authority, Texas, Houston Lighting & Power Co Ser 1992 B
             (MBIA) ......................................................................... 6.375    04/01/12      10,924,600
   10,000   Mason County, West Virginia, Appalachian Power Co Ser J ......................... 6.60     10/01/22      10,823,400
 --------                                                                                                          ------------
   51,000                                                                                                            55,373,930
 --------                                                                                                          ------------
            Mortgage Revenue -- Multi-Family (5.3%)
    7,000   Illinois Housing Development Authority, Ser I ................................... 6.625    09/01/12       7,444,640
   15,705   Michigan Housing Development Authority, Rental 1992 Ser A
             (Bifurcated FSA) ............................................................... 6.50     04/01/23      16,696,457
            Missouri Housing Development Commission,
    6,520    Federally Insured Mortgage Loans Refg Ser 11/15/92 ............................. 6.50     07/01/16       6,759,610
    8,295    Federally Insured Mortgage Loans Refg Ser 11/15/92 ............................. 6.60     07/01/24       8,629,952
 --------                                                                                                          ------------
   37,520                                                                                                            39,530,659
 --------                                                                                                          ------------
            Mortgage Revenue -- Single Family (4.8%)
   16,495   Connecticut Housing Finance Authority, 1992 Ser B ............................... 6.70     11/15/12      17,889,982
    6,080   Georgia Housing & Finance Authority, Home Ownership 1992 Ser C .................. 6.50     12/01/11       6,424,067
    1,190   Idaho Housing Agency, 1992 Ser E (AMT) .......................................... 6.75     07/01/12       1,261,876
            Minnesota Housing Finance Agency,
    2,980    Ser 1992 D-1 ................................................................... 6.50     01/01/17       3,149,830
    6,450    Ser 1992 CD-1 (AMT) ............................................................ 6.75     07/01/23       6,804,234
 --------                                                                                                          ------------
   33,195                                                                                                            35,529,989
 --------                                                                                                          ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (1.6%)
 $  11,250  Minneapolis & Saint Paul Housing & Redevelopment Authority, Minnesota,
 ---------   Group Health Plan Inc Ser 1992 .............................................. 6.90%     10/15/22    $ 12,020,513
                                                                                                                 ------------
            Public Facilities Revenue (3.1%)
    10,000  Atlanta Downtown Development Authority, Georgia, Underground Atlanta
             Refg Ser 1992 ............................................................... 6.25      10/01/16      10,910,300
     3,645  Illinois, Civic Center Ser 1990 A (AMBAC) .................................... 6.00      12/15/15       3,780,047
     7,370  Indianapolis Local Public Improvement Bond Bank, Indiana, Ser 1992 D ......... 6.75      02/01/20       8,079,584
 ---------                                                                                                       ------------
    21,015                                                                                                         22,769,931
 ---------                                                                                                       ------------
            Resource Recovery Revenue (1.8%)
    12,930  Broward County, Florida, Broward Waste Energy Co North Ser 1984 .............. 7.95      12/01/08      13,581,931
 ---------                                                                                                       ------------
            Transportation Facilities Revenue (8.3%)
            Dade County, Florida,
     3,000   Aviation 1992 Ser B (AMT) (MBIA) ............................................ 6.55      10/01/13       3,281,370
     5,000   Aviation 1992 Ser B (AMT) (MBIA) ............................................ 6.60      10/01/22       5,476,850
    13,000  Chicago, Illinois, Chicago-O'Hare Int'l Terminal Ser 1992 (AMT) (MBIA) ....... 6.75      01/01/12      14,015,950
     5,000  Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser A (MBIA) ..... 5.00      01/01/37       4,756,050
    15,000  St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 1992 (AMT) (FGIC) ..... 6.00      07/01/08      16,125,000
     3,250  Minneapolis-Saint Paul Metropolitan Airports Commission, Minnesota,
             Ser 1998 A (AMBAC) .......................................................... 5.00      01/01/30       3,184,838
     5,000  New Jersey Transportation Trust Authority, 1998 Ser A (FSA) .................. 4.50      06/15/19       4,672,750
     6,000  Puerto Rico Highway & Transportation Authority, Refg Ser V ................... 6.625     07/01/12       6,537,840
     3,750  North Texas Tollway Authority, Dallas North Tollway Ser 1998 ................. 4.75      01/01/29       3,506,700
 ---------                                                                                                       ------------
    59,000                                                                                                         61,557,348
 ---------                                                                                                       ------------
            Water & Sewer Revenue (7.8%)
     6,005  Birmingham, Alabama, Water & Sewer Ser 1998 A ................................ 4.75      01/01/21       5,655,749
     4,000  Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC) ....................... 5.00      11/01/29       3,884,240
     5,000  Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC) ................ 4.50      07/01/28       4,491,000
    10,000  Massachussetts Water Resources Authority, Refg 1992 Ser B .................... 5.50      11/01/15      10,315,500
    20,000  New York City Municipal Water Finance Authority, New York, Ser 1993 A ........ 6.00      06/15/17      21,379,400
     7,510  Houston, Texas, Water & Sewer Jr Lien Refg Ser 1991 C (AMBAC) ................ 6.375     12/01/17       8,072,424
     3,895  Fairfax County Water Authority, Virginia, Refg Ser 1992 ...................... 6.00      04/01/22       4,280,371
 ---------                                                                                                       ------------
    56,410                                                                                                         58,078,684
 ---------                                                                                                       ------------
            Other Revenue (0.5%)
     3,360  Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C ...................... 5.25      07/01/17       3,428,779
 ---------                                                                                                       ------------
            Refunded (26.2%)
     7,500  Alaska Housing Finance Corporation, Gen Hsg 1992 Ser A ....................... 6.60     12/01/02+       8,325,900
    10,000  Central Coast Water Authority, California, Ser 1992 A (AMBAC) ................ 6.50     10/01/02+      11,125,900
    20,000  Jefferson County School District #R-1, Colorado, Ser 1992 (AMBAC) ............ 6.00     12/15/02+      21,764,000
     7,500  District of Columbia, 1992 Ser B (MBIA) ...................................... 6.30     06/01/02+       8,185,950
    10,000  District of Columbia, Howard University Refg Ser 1992 A ...................... 6.75     10/01/02+      11,143,800
     9,800  Orlando, Florida, Cap Impr Refg Ser 1992 ..................................... 6.00     10/01/01+      10,522,162
    20,000  Illinois Toll Highway Authority, Priority 1992 Ser A ......................... 6.375    01/01/03+      22,088,199
     8,550  Maine Municipal Bond Bank, 1992 Ser E ........................................ 6.25     11/01/02+       9,434,327

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                              COUPON     MATURITY
 THOUSANDS                                                                               RATE        DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------
 $ 10,000   Massachussetts Water Resources Authority, 1990 Ser A ....................... 6.50%    12/01/01+      $ 10,902,400
    5,000   University of Michigan, Medical Service Plan Ser 1991 ...................... 6.50     12/01/01+         5,436,900
   19,700   Clark County, Nevada, Las Vegas - Mc Caran Int'l Airport Passenger
             Facility Charge 1992 Ser B (AMT) .......................................... 6.25     07/01/02+        21,532,691
   12,000   New York Local Government Assistance Corporation, Ser 1991 C ............... 7.00     04/01/01+        12,987,840
   10,000   Allegheny County Hospital Development Authority, Pennsylvania,
             Presbyterian University Health Ser 1992 A (MBIA) .......................... 6.25     11/01/02+        10,830,600
    5,000   Puerto Rico Highway & Transportation Authority, Ser T ...................... 6.625    07/01/02+         5,520,650
   15,000   Fredericksburg Industrial Development Authority, Virginia,
             MWH Medicorp Ser 1991 A & B (FGIC) ........................................ 6.60     08/15/01+        16,192,650
    8,000   Grant County Public Utility District #2, Washington, Wanapum Hydro
 --------   Second Ser 1992 A .......................................................... 6.375    01/01/02+         8,692,320
                                                                                                                 ------------
  178,050                                                                                                         194,686,289
 --------                                                                                                        ------------
  685,875   TOTAL TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $667,459,463) ..................................................................     725,789,824
                                                                                                                 ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (0.7%)
    5,100   Missouri Health & Educational Facilities Authority, Washington University
 --------    Ser 1996 D (Demand 05/03/99) (Identified Cost $5,100,000) ................. 4.25*    09/01/30          5,100,000
                                                                                                                 ------------
 $690,975   TOTAL INVESTMENTS (Identified Cost $672,559,463) (a) ..............................     98.5%         730,889,824
 ========   CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ....................................      1.5           10,954,915
                                                                                                                 ------------
            NET ASSETS ........................................................................    100.0%        $741,844,739
                                                                                                                 ============

---------------
AMT         Alternative Minimum Tax.
 +          Prerefunded to call date shown.
 *          Current coupon of variable rate demand obligation.
(a)         The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $59,359,071 and the aggregate gross unrealized depreciation is $1,028,710, resulting in net unrealized appreciation of $58,330,361.

Bond Insurance:

   AMBAC    AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
    FSA     Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


----------------------------------------------------------------------------------------
                            GEOGRAPHIC SUMMARY OF INVESTMENTS
                     Based on Market Value as a Percent of Net Assets
                                      April 30, 1999

Alabama ..............  1.5%  Indiana ..............  1.1%  North Carolina .......  1.9%
Alaska ...............  1.1   Maine ................  1.3   Ohio .................  3.4
California ...........  2.3   Massachusetts ........  4.9   Pennsylvania .........  3.9
Colorado .............  3.5   Michigan .............  3.0   Puerto Rico ..........  1.6
Connecticut ..........  2.4   Minnesota ............  3.4   South Carolina .......  4.0
District of Columbia .  2.6   Missouri .............  6.4   South Dakota .........  0.7
Florida ..............  7.7   Nebraska   ...........  0.7   Texas ................  5.0
Georgia ..............  4.7   Nevada ...............  3.6   Virginia   ...........  2.8
Hawaii ...............  2.6   New Jersey   .........  1.2   Washington ...........  4.7
Idaho ................  0.2   New Mexico ...........  0.5   West Virginia ........  1.4
Illinois   ...........  7.3   New York .............  7.1                          ----
                                                            Total   .............. 98.5%
                                                                                   ====
----------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (unaudited)

ASSETS:
Investments in securities, at value
  (identified cost $672,559,463)..........................................   $ 730,889,824
Cash .....................................................................         149,285
Interest receivable ......................................................      11,375,572
Prepaid expenses .........................................................         346,330
                                                                             -------------
   TOTAL ASSETS ..........................................................     742,761,011
                                                                             -------------
LIABILITIES:
Payable for:
   Dividends to preferred shareholders ...................................         559,839
   Investment management fee .............................................         249,873
Accrued expenses .........................................................         106,560
                                                                             -------------
   TOTAL LIABILITIES .....................................................         916,272
                                                                             -------------
   NET ASSETS ............................................................   $ 741,844,739
                                                                             =============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized of
  non-participating $.01 par value, 4,160 shares outstanding).............   $ 208,000,000
                                                                             -------------
Common shares of beneficial interest (unlimited shares authorized of
  $.01 par value, 33,362,113 shares outstanding)..........................     465,854,952
Net unrealized appreciation ..............................................      58,330,361
Accumulated undistributed net investment income ..........................       2,856,775
Accumulated undistributed net realized gain ..............................       6,802,651
                                                                             -------------
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ..........................     533,844,739
                                                                             -------------
   TOTAL NET ASSETS ......................................................   $ 741,844,739
                                                                             =============
NET ASSET VALUE PER COMMON SHARE
  ($533,844,739 divided by 33,362,113 common shares outstanding)..........          $16.00
                                                                                    ======

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended April 30, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ...............................  $  21,206,076
                                                 -------------
EXPENSES
Investment management fee .....................      1,297,035
Auction commission fees .......................        374,420
Transfer agent fees and expenses ..............         80,391
Professional fees .............................         51,428
Shareholder reports and notices ...............         34,671
Auction agent fees ............................         18,318
Registration fees .............................         16,151
Custodian fees ................................         15,200
Trustees' fees and expenses ...................          9,232
Other .........................................         26,760
                                                 -------------
   TOTAL EXPENSES .............................      1,923,606
Less: expense offset ..........................        (15,150)
                                                 -------------
   NET EXPENSES ...............................      1,908,456
                                                 -------------
   NET INVESTMENT INCOME ......................     19,297,620
                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) :
Net realized gain .............................      6,802,667
Net change in unrealized appreciation .........    (13,707,073)
                                                 -------------
   NET LOSS ...................................     (6,904,406)
                                                 -------------
NET INCREASE ..................................  $  12,393,214
                                                 =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE SIX      FOR THE YEAR
                                                          MONTHS ENDED         ENDED
                                                         APRIL 30, 1999   OCTOBER 31, 1998
------------------------------------------------------------------------------------------
                                                           (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................  $  19,297,620     $  39,678,571
Net realized gain .....................................      6,802,667         1,575,250
Net change in unrealized appreciation .................    (13,707,073)       10,150,568
                                                         -------------     -------------
   NET INCREASE .......................................     12,393,214        51,404,389
                                                         -------------     -------------
Dividends to preferred shareholders from net investment
  income ..............................................     (3,788,788)       (7,814,424)
                                                         -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income .................................    (15,513,167)      (31,143,053)
Net realized gain .....................................     (1,575,226)         (998,640)
                                                         -------------     -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..................    (17,088,393)      (32,141,693)
                                                         -------------     -------------
Decrease from transactions in common shares of
  beneficial interest .................................             --        (3,623,524)
                                                         -------------     -------------
   NET INCREASE (DECREASE) ............................     (8,483,967)        7,824,748
NET ASSETS:
Beginning of period ...................................    750,328,706       742,503,958
                                                         -------------     -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $2,856,775 and $2,861,110, respectively)............  $ 741,844,739     $ 750,328,706
                                                         =============     =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Quality Municipal Income Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on September 29, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $82,779,887 and $84,408,893, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $600.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1999 included in Trustees'

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


fees and expenses in the Statement of Operations amounted to $3,032. At April 30, 1999, the Trust had an accrued pension liability of $38,159 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                         AMOUNT IN                  RESET          RANGE OF
 SERIES     SHARES*     THOUSANDS*      RATE*       DATE       DIVIDEND RATES**
 ------     -------     ----------      -----       ----       ----------------
    1        1,120        $56,000       3.56%     09/08/99          3.56%
    2          400         20,000       3.20      02/03/00      3.20  -- 3.689
    3        1,120         56,000       3.70      07/08/99          3.70
    4        1,120         56,000       3.349     01/13/00      3.349 -- 3.65
    5          400         20,000       3.65      05/07/99      2.70  -- 4.875

---------------
*  As of April 30, 1999.
** For the six months ended April 30, 1999.

Subsequent to April 30, 1999 and up through June 4, 1999, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 3.13% to 3.70% in the aggregate amount of $1,161,509.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                               CAPITAL
                                                                               PAID IN
                                                                              EXCESS OF
                                                    SHARES      PAR VALUE     PAR VALUE
                                                    ------      ---------     ---------
Balance, October 31, 1997 ......................  33,602,513    $336,025    $469,142,451
Treasury shares purchased and retired
  (weighted average discount 5.89%)* ...........    (240,400)     (2,404)     (3,621,120)
                                                  ----------    --------    ------------
Balance, October 31, 1998 and April 30, 1999 ...  33,362,113    $333,621    $465,521,331
                                                  ==========    ========    ============

---------------
*  The Trustees have voted to retire the shares purchased.

6. DIVIDENDS TO COMMON SHAREHOLDERS

On March 30, 1999, the Trust declared the following dividends from net investment income:

    AMOUNT            RECORD             PAYABLE
   PER SHARE           DATE               DATE
   ---------           ----               ----
   $0.0775         May 7, 1999        May 21, 1999
   $0.0775        June 4, 1999       June 18, 1999

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                         FOR THE SIX                  FOR THE YEAR ENDED OCTOBER 31*
                                                        MONTHS ENDED   ----------------------------------------------------------
                                                       APRIL 30, 1999*    1998        1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................   $ 16.26         $15.91     $ 15.44     $ 15.33      $13.62     $ 16.34
                                                         -------         ------     -------     -------      ------     -------
Income (loss) from investment operations:
 Net investment income ...............................      0.58           1.19        1.20        1.19        1.18        1.24
 Net realized and unrealized gain (loss) .............     (0.21)          0.34        0.51        0.13        1.66       (2.73)
                                                         -------         ------     -------     -------      ------     -------
Total income (loss) from investment operations .......      0.37           1.53        1.71        1.32        2.84       (1.49)
                                                         -------         ------     -------     -------      ------     -------
Less dividends and distributions from:
 Net investment income ...............................     (0.47)         (0.93)      (0.99)      (0.99)      (0.99)      (1.04)
 Common share equivalent of dividends paid to
  preferred shareholders .............................     (0.11)         (0.23)      (0.23)      (0.22)      (0.22)      (0.22)
 Net realized gain ...................................     (0.05)         (0.03)      (0.03)      (0.04)         --       (0.03)
                                                         -------         ------     -------     -------      ------     -------
Total dividends and distributions ....................     (0.63)         (1.19)      (1.25)      (1.25)      (1.21)      (1.29)
                                                         -------         ------     -------     -------      ------     -------
Anti-dilutive effect of acquiring treasury shares ....        --           0.01        0.01        0.04        0.08        0.06
                                                         -------         ------     -------     -------      ------     -------
Net asset value, end of period .......................   $ 16.00         $16.26     $ 15.91     $ 15.44      $15.33     $ 13.62
                                                         =======         ======     =======     =======      ======     =======
Market value, end of period ..........................   $15.125         $15.75     $14.875     $14.625      $13.75     $11.875
                                                         =======         ======     =======     =======      ======     =======
TOTAL RETURN+ ........................................     (0.80)%(1)     12.66%       8.84%      14.27%      24.77%     (19.30)%

RATIOS TO AVERAGE NET ASSETS OF COMMON
  SHAREHOLDERS:
Total expenses .......................................      0.72%(2)(3)    0.71%(3)    0.70%(3)    0.69%(3)    0.72%(3)    0.75%
Net investment income before preferred stock
  dividends ..........................................      7.22%(2)       7.35%       7.68%       7.73%       8.05%       8.06%
Preferred stock dividends ............................      1.42%(2)       1.45%       1.47%       1.41%       1.53%       1.43%
Net investment income available to common
  shareholders .......................................      5.80%(2)       5.90%       6.21%       6.32%       6.52%       6.63%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............  $741,845       $750,329    $742,504    $734,799    $752,840    $752,680
Asset coverage on preferred shares at end of period ..       356%           360%        356%        353%        361%        311%
Portfolio turnover rate ..............................        11%(1)          2%          2%         --           1%          2%

-------------
* The per share amounts were computed using an average number of shares outstanding during the period.
+ Total return is based upon the current market value on last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
-------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
-------------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
-------------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.


Morgan Stanley
Dean Witter
Quality
Municipal
Income Trust


SEMIANNUAL REPORT
APRIL 30, 1999